Loans and allowance for credit losses	12 Months Ended
Oct. 31, 2019
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Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Loans by geography and portfolio net of allowance

	As at October 31, 2019

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$287,767	$17,012	$3,312	$308,091	$(402)	$307,689
Personal	81,547	7,399	3,304	92,250	(762)	91,488
Credit cards (3)	19,617	439	255	20,311	(791)	19,520
Small business (4)	5,434	–	–	5,434	(50)	5,384
Wholesale (2) , (5)	124,312	53,782	17,776	195,870	(1,095)	194,775
Total loans	$518,677	$78,632	$24,647	$621,956	$(3,100)	$618,856
Undrawn loan commitments – Retail	208,336	5,063	801	214,200	(225)
Undrawn loan commitments – Wholesale	101,017	176,022	54,982	332,021	(70)

	As at October 31, 2018

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$265,831	$13,493	$3,147	$282,471	$(382)	$282,089
Personal	82,112	7,172	3,416	92,700	(841)	91,859
Credit cards (3)	18,793	368	254	19,415	(725)	18,690
Small business (4)	4,866	–	–	4,866	(49)	4,817
Wholesale (2) , (5)	103,069	59,442	17,767	180,278	(915)	179,363
Total loans	$474,671	$80,475	$24,584	$579,730	$(2,912)	$576,818
Undrawn loan commitments – Retail (6)	199,395	4,007	1,250	204,652	(90)
Undrawn loan commitments – Wholesale (6)	96,146	169,910	53,797	319,853	(64)

(1)	Excludes allowance for loans measured at FVOCI of $nil (October 31, 2018 – $1 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.
(6)	Amounts have been revised from those previously presented.
Loans maturity and rate sensitivity

	As at October 31, 2019
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$216,610	$187,721	$21,755	$426,086	$114,736	$304,448	$6,902	$426,086
Wholesale	154,445	30,512	10,913	195,870	27,329	165,502	3,039	195,870
Total loans	$371,055	$218,233	$32,668	$621,956	$142,065	$469,950	$9,941	$621,956
Allowance for loan losses				(3,100)				(3,100)
Total loans net of allowance for loan losses				$618,856				$618,856

	As at October 31, 2018
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$217,188	$163,291	$18,973	$399,452	$123,826	$268,793	$6,833	$399,452
Wholesale	144,208	27,789	8,281	180,278	31,016	147,970	1,292	180,278
Total loans	$361,396	$191,080	$27,254	$579,730	$154,842	$416,763	$8,125	$579,730
Allowance for loan losses				(2,912)				(2,912)
Total loans net of allowance for loan losses				$576,818				$576,818

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Allowance for credit losses

	For the year ended
	October 31, 2019					October 31, 2018

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$382	$68	$(37)	$(11)	$402	$378	$47	$(43)	$–	$382
Personal	895	526	(474)	(12)	935	826	513	(431)	(13)	895
Credit cards	760	590	(518)	–	832	693	534	(468)	1	760
Small business	51	41	(28)	(3)	61	49	33	(28)	(3)	51
Wholesale	979	661	(397)	(78)	1,165	1,010	156	(142)	(45)	979
Customers’ liability under acceptances	21	5	–	(2)	24	20	–	–	1	21
	$3,088	$1,891	$(1,454)	$(106)	$3,419	$2,976	$1,283	$(1,112)	$(59)	$3,088
Presented as:
Allowance for loan losses	$2,912				$3,100	$2,749				$2,912
Other liabilities – Provisions	154				295	207				154
Customers’ liability under acceptances	21				24	20				21
Other components of equity	1				–	–				1

(1)	Loans
written-off
are generally subject to continued collection efforts for a period of time following write-off.
The contractual amount outstanding on loans
written-off
during the year ended October 31, 2019 that are no longer subject to enforcement activity was $179 million (October 31, 2018 – $83 million).
The following table reconciles the opening and closing allowance for loans and commitments, by stage, for each major product category.
Reconciling items include the following:
•	Model changes, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and
W
holesale loans

	For the year ended
	October 31, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$142	$64	$176	$382	$140	$65	$173	$378
Provision for credit losses
Model changes	–	–	–	–	20	2	4	26
Transfers to stage 1	87	(66)	(21)	–	59	(59)	–	–
Transfers to stage 2	(13)	16	(3)	–	(18)	23	(5)	–
Transfers to stage 3	(3)	(31)	34	–	(2)	(16)	18	–
Originations	51	–	–	51	63	1	–	64
Maturities	(14)	(10)	–	(24)	(13)	(10)	–	(23)
Changes in risk, parameters and exposures	(104)	104	41	41	(110)	56	34	(20)
Write-offs	–	–	(45)	(45)	–	–	(51)	(51)
Recoveries	–	–	8	8	–	–	8	8
Exchange rate and other	–	–	(11)	(11)	3	2	(5)	–
Balance at end of period	$146	$77	$179	$402	$142	$64	$176	$382

Personal
Balance at beginning of period	$242	$512	$141	$895	$278	$427	$121	$826
Provision for credit losses
Model changes	23	(48)	–	(25)	(10)	1	(6)	(15)
Transfers to stage 1	544	(537)	(7)	–	712	(712)	–	–
Transfers to stage 2	(87)	88	(1)	–	(140)	141	(1)	–
Transfers to stage 3	(2)	(142)	144	–	(3)	(157)	160	–
Originations	101	1	–	102	107	5	–	112
Maturities	(31)	(112)	–	(143)	(33)	(130)	–	(163)
Changes in risk, parameters and exposures	(517)	758	351	592	(668)	938	309	579
Write-offs	–	–	(600)	(600)	–	–	(552)	(552)
Recoveries	–	–	126	126	–	–	121	121
Exchange rate and other	(1)	–	(11)	(12)	(1)	(1)	(11)	(13)
Balance at end of period	$272	$520	$143	$935	$242	$512	$141	$895

Credit cards
Balance at beginning of period	$161	$599	$–	$760	$251	$442	$–	$693
Provision for credit losses
Model changes	–	–	–	–	(65)	64	–	(1)
Transfers to stage 1	452	(452)	–	–	693	(693)	–	–
Transfers to stage 2	(81)	81	–	–	(123)	123	–	–
Transfers to stage 3	(2)	(341)	343	–	(2)	(227)	229	–
Originations	5	–	–	5	11	2	–	13
Maturities	(5)	(27)	–	(32)	(12)	(60)	–	(72)
Changes in risk, parameters and exposures	(358)	800	175	617	(592)	947	239	594
Write-offs	–	–	(655)	(655)	–	–	(599)	(599)
Recoveries	–	–	137	137	–	–	131	131
Exchange rate and other	1	(1)	–	–	–	1	–	1
Balance at end of period	$173	$659	$–	$832	$161	$599	$–	$760

Small business
Balance at beginning of period	$17	$16	$18	$51	$15	$15	$19	$49
Provision for credit losses
Model changes	11	(7)	–	4	–	–	–	–
Transfers to stage 1	18	(18)	–	–	31	(31)	–	–
Transfers to stage 2	(3)	3	–	–	(5)	5	–	–
Transfers to stage 3	–	(9)	9	–	–	(11)	11	–
Originations	13	–	–	13	10	–	–	10
Maturities	(5)	(8)	–	(13)	(4)	(9)	–	(13)
Changes in risk, parameters and exposures	(22)	32	27	37	(31)	48	19	36
Write-offs	–	–	(36)	(36)	–	–	(35)	(35)
Recoveries	–	–	8	8	–	–	7	7
Exchange rate and other	–	1	(4)	(3)	1	(1)	(3)	(3)
Balance at end of period	$29	$10	$22	$61	$17	$16	$18	$51

Wholesale
Balance at beginning of period	$274	$340	$365	$979	$251	$352	$407	$1,010
Provision for credit losses
Model changes	–	–	–	–	(17)	(12)	(6)	(35)
Transfers to stage 1	145	(133)	(12)	–	207	(207)	–	–
Transfers to stage 2	(33)	36	(3)	–	(66)	93	(27)	–
Transfers to stage 3	(5)	(57)	62	–	(2)	(43)	45	–
Originations	239	44	–	283	227	46	–	273
Maturities	(162)	(165)	–	(327)	(153)	(179)	–	(332)
Changes in risk, parameters and exposures	(178)	331	552	705	(176)	289	137	250
Write-offs	–	–	(440)	(440)	–	–	(207)	(207)
Recoveries	–	–	43	43	–	–	65	65
Exchange rate and other	1	–	(79)	(78)	3	1	(49)	(45)
Balance at end of period	$281	$396	$488	$1,165	$274	$340	$365	$979

Key inputs and assumptions
The measurement of expected credit losses is a complex calculation that involves a large number of interrelated inputs and assumptions. The key drivers of changes in expected credit losses include the following:
•	Changes in the credit quality of the borrower or instrument, primarily reflected in changes in internal risk ratings;
•
Changes in forward-looking macroeconomic conditions, specifically the macroeconomic variables to which our models are calibrated, which are those most closely correlated with credit losses in the relevant portfolio;

•	Changes in scenario design and the weights assigned to each scenario; and
•	Transfers between stages, which can be trigge re d by changes to any of the above inputs.

Internal risk ratings
Internal risk ratings are assigned according to the risk management framework outlined under the headings “Wholesale credit risk” and “Retail credit risk” of the Credit risk section of Management’s Discussion and Analysis. Changes in internal risk ratings are primarily reflected in the PD parameters, which are estimated based on our historical loss experience at the relevant risk segment or risk rating level, adjusted for forward-looking information.
Forward looking macroeconomic variables
The PD, LGD and EAD inputs used to estimate stage 1 and stage 2 credit loss allowances are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio. Each macroeconomic scenario used in our expected credit loss calculation includes a projection of all relevant macroeconomic variables used in our models for a five year period, reverting to long-run
averages generally within the 2 to 5 year period. Depending on their usage in the models, macroeconomic variables are projected at a country, province/state or more granular level. These include one or more of the variables described below, which differ by portfolio and region.
The following table shows the primary macroeconomic variables used in the models to estimate ACL on performing loans, commitments, and acceptances. The downside scenario reflects a negative macroeconomic event occurring within the first 12 months, with conditions deteriorating for up to two years, followed by a recovery for the remainder of the period. This scenario is grounded in historical experience and assumes a monetary policy response that returns the economy to a long-run,
sustainable growth rate within the forecast
period. The upside scenario reflects stronger economic growth than the base scenario for the first two years, without a monetary policy response, followed by a return to a long-run sustainable growth rate within the forecast period.

	As at
	October 31, 2019						October 31, 2018
	Base Scenario		Upside Scenario		Downside Scenario		Base Scenario		Upside Scenario		Downside Scenario

Driver	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years	Next 12 months	2 to 5 years
Unemployment rate: (1)
Canada	5.8%	6.0%	5.4%	4.8%	6.6%	6.8%	5.8%	6.0%	5.7%	5.1%	6.8%	7.1%
U.S.	3.8%	4.2%	3.7%	3.4%	4.8%	5.3%	3.6%	4.1%	3.6%	3.3%	4.8%	5.3%
Gross domestic product: (2)
Canada	1.6%	1.8%	2.4%	2.1%	(2.0)%	2.8%	1.7%	1.7%	2.3%	2.1%	(2.0)%	2.7%
U.S.	1.7%	1.5%	2.1%	1.9%	(2.3)%	2.6%	2.1%	1.4%	2.1%	1.9%	(2.3)%	2.6%
Oil price (West Texas Intermediate) average price (US$) (3)	$ 59	$ 68	$ 69	$ 70	$ 43	$ 56	$ 76	$ 72	$ 88	$ 76	$ 56	$ 61
Canadian housing price index growth rate (4)	4.5%	4.7%	5.3%	2.5%	(9.2)%	5.8%	0.1%	3.9%	5.3%	2.5%	(9.2)%	5.8%
(1)	Represents the average quarterly unemployment level over the period.
(2)	Represents the average quarter-over-quarter gross domestic product annualized over the period.
(3)	Represents the average quarterly price per barrel over the period.
(4)	Growth rates are calculated on an annualized basis spanning years 2 to 5.
The primary variables driving credit losses in our retail portfolios are Canadian unemployment rates, Canadian gross domestic product and Canadian housing price index. The Canadian overnight interest rate also impacts our retail portfolios. Our wholesale portfolios are affected by all of the variables in the table above; however, the specific variables differ by sector. Other variables also impact our wholesale portfolios including, but not limited to, the U.S. 10 year BBB corporate bond yields, the U.S. 10 year government bond yields, the TSX and S&P 500 indices, natural gas prices (Henry Hub) and the commercial real estate price index.
Increases in the following macroeconomic variables will generally correlate with higher expected credit losses: Canadian and U.S. unemployment rates, Canadian overnight interest rates, U.S. 10 year BBB corporate bond yields, and U.S. 10 year government bond yields.
Increases in the following macroeconomic variables will generally correlate with lower expected credit losses: Canadian housing price index, Canadian and U.S. gross domestic products, TSX index, S&P 500 index, oil prices, natural gas prices, and commercial real estate price index.
In addition to the scenarios described above, two additional downside scenarios were designed for the energy and real estate sectors. The average oil price (West Texas Intermediate) used in our energy downside scenario in the next 12 months is $25 per barrel, and subsequently recovers to an average price of $45 per barrel in the following 2 to 5 years (October 31, 2018 – $27 and $45 per barrel). The housing price index in our real estate downside scenario contracts by 30% in the next twelve months, and subsequently recovers to an average growth rate of 11% on an annualized basis in the following 2 to 5 years (October 31, 2018 – (30)% and 11%).

Scenario design and weightings
Our estimation of expected credit losses in stage 1 and stage 2 considers five distinct future macroeconomic scenarios. Scenarios are designed to capture a wide range of possible outcomes and are weighted according to our expectation of the relative likelihood of the range of outcomes that each scenario represents at the reporting date. We then weight each scenario to take into account historical frequency, current trends, and forward-looking conditions which will change over time. The base case scenario is based on forecasts of the expected rate, value or yield for each of the macroeconomic variables identified above. The upside and downside scenarios are set by adjusting our base projections to construct reasonably possible scenarios and weightings that are more optimistic and pessimistic, respectively, than the base case. As described above, two additional downside scenarios capture the non-linear
nature of potential credit losses across our portfolios.
The impact of each of our five scenarios varies across our portfolios given the portfolios have different sensitivities to movements in each macroeconomic variable.
The impact of weighting these multiple scenarios increased our ACL on performing loans, relative to our base scenario, by $376 million at October 31, 2019 (October 31, 2018 – $290 million).

Transfers between stages
Transfers between stage 1 and stage 2 are based on the assessment of significant increases in credit risk relative to initial recognition, as described in Note 2. The impact of moving from 12 months expected credit losses to lifetime expected credit losses, or vice versa, varies by product and is dependent on the expected remaining life at the date of the transfer. Stage transfers may result in significant fluctuations in expected credit losses.
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in stage 1 to the actual ACL recorded on these assets.

	As at

	October 31, 2019			October 31, 2018

	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$1,737	$826	$2,563	$1,526	$841	$2,367

(1)	Represents loans and commitments in stage 1 and stage 2.
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$238,377	$6,764	$–	$245,141	$222,026	$3,688	$–	$225,714
Medium risk	14,033	1,347	–	15,380	13,681	1,369	–	15,050
High risk	2,843	2,722	–	5,565	2,577	2,897	–	5,474
Not rated (2)	40,030	726	–	40,756	34,670	578	–	35,248
Impaired	–	–	732	732	–	–	726	726
	295,283	11,559	732	307,574	272,954	8,532	726	282,212
Items not subject to impairment (3)				517				259
Total				308,091				282,471
Loans outstanding – Personal
Low risk	$71,619	$1,944	$–	$73,563	$71,763	$1,256	$–	$73,019
Medium risk	5,254	3,011	–	8,265	6,124	1,925	–	8,049
High risk	843	1,874	–	2,717	998	1,672	–	2,670
Not rated (2)	7,293	105	–	7,398	8,595	64	–	8,659
Impaired	–	–	307	307	–	–	303	303
Total	85,009	6,934	307	92,250	87,480	4,917	303	92,700
Loans outstanding – Credit cards
Low risk	$13,840	$103	$–	$13,943	$13,185	$100	$–	$13,285
Medium risk	2,250	1,827	–	4,077	2,234	1,632	–	3,866
High risk	137	1,432	–	1,569	139	1,331	–	1,470
Not rated (2)	677	45	–	722	764	30	–	794
Total	16,904	3,407	–	20,311	16,322	3,093	–	19,415
Loans outstanding –Small business
Low risk	$2,200	$107	$–	$2,307	$2,004	$46	$–	$2,050
Medium risk	2,163	563	–	2,726	2,230	102	–	2,332
High risk	138	196	–	334	95	178	–	273
Not rated (2)	10	–	–	10	166	1	–	167
Impaired	–	–	57	57	–	–	44	44
Total	4,511	866	57	5,434	4,495	327	44	4,866
Undrawn loan commitments – Retail (4)
Low risk	$196,743	$1,894	$–	$198,637	$182,426	$1,270	$–	$183,696
Medium risk	8,251	246	–	8,497	10,794	239	–	11,033
High risk	851	208	–	1,059	3,740	166	–	3,906
Not rated (2)	5,861	146	–	6,007	5,937	80	–	6,017
Total	211,706	2,494	–	214,200	202,897	1,755	–	204,652
Wholesale – Loans outstanding
Investment grade	$47,133	$97	$–	$47,230	$46,869	$324	$–	$47,193
Non-investment grade	119,778	11,940	–	131,718	106,027	10,190	–	116,217
Not rated (2)	5,862	320	–	6,182	6,692	411	–	7,103
Impaired	–	–	1,829	1,829	–	–	1,096	1,096
	172,773	12,357	1,829	186,959	159,588	10,925	1,096	171,609
Items not subject to impairment (3)				8,911				8,669
Total				195,870				180,278
Undrawn loan commitments – Wholesale (4)
Investment grade	$222,819	$18	$–	$222,837	$220,626	$92	$–	$220,718
Non-investment grade	96,191	9,007	–	105,198	87,894	6,995	–	94,889
Not rated (2)	3,986	–	–	3,986	4,246	–	–	4,246
Total	322,996	9,025	–	332,021	312,766	7,087	–	319,853

(1)
As at October 31, 2019, 86% of credit-impaired loans were either fully or partially collateralized (October 31, 2018 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.

(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.
(4)	Amounts have been revised from those previously presented.

Loans past due but not impaired
(1)

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$3,173	$1,369	$186	$4,728	$2,995	$1,402	$179	$4,576
Wholesale	1,543	460	3	2,006	1,246	468	–	1,714
	$4,716	$1,829	$189	$6,734	$4,241	$1,870	$179	$6,290

(1)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.